Federated Hermes Kaufmann Fund II Annual Fund Operating Expenses - Service Shares [Member] - Federated Hermes Kaufmann Fund II	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027;
S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.79%

[1]	The Fund may incur and pay administrative service fees on its S class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the S class of the Fund. The S class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund’s S class (after the voluntary waivers and/or reimbursements) will not exceed 1.79% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.